Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Line Items]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

18. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiaries did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and consolidated VIEs” and the income (loss) of the subsidiary and consolidated VIEs is presented as “share of income (loss) of subsidiaries and consolidated VIEs”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have other commitments or guarantees as of December 31, 2023 and 2024.

PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	23,584	1,081	148
Prepaid expenses and other current assets	820	1,086	149
Total current assets	24,404	2,167	297

Non-current assets
Investments in subsidiaries and consolidated VIEs	1,165,326	1,219,246	167,037

TOTAL ASSETS	1,189,730	1,221,413	167,334

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	2,006	2,078	285
Amounts due to subsidiaries	37,160	20,241	2,773
Total current liabilities	39,166	22,319	3,058
Total liabilities	39,166	22,319	3,058

Shareholders’ equity
Ordinary share, no par value, unlimited Class A ordinary shares and Class B ordinary shares authorized, 38,113,879 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding as of December 31, 2022, respectively; 38,922,726 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding as of December 31, 2024, respectively.
Class A ordinary shares	423,623	444,162	60,850
Class B ordinary shares	23,896	23,896	3,274
Treasury stocks	(19,216)	(19,952)	(2,733)
Shares to be issued	30,777	20,817	2,852
Statutory reserves	44,698	50,705	6,947
Retained earnings	628,821	662,499	90,762
Accumulated other comprehensive income	17,965	16,967	2,324
Total shareholder’s equity	1,150,564	1,199,094	164,276

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,189,730	1,221,413	167,334

PARENT COMPANY STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Share of income (loss) of subsidiaries and consolidated VIEs	198,340	(4,915)	54,431	7,457
General administrative expense and others	(21,377)	(14,923)	(9,567)	(1,309)
Research and development expenses	(6,522)	(5,496)	(5,179)	(710)
Change in fair value of warrant liabilities	10,776	170	-	-
Change in fair value of contingent consideration	13,071	(5,624)	-	-
Net income (loss)	194,288	(30,788)	39,685	5,438
Other comprehensive income (loss) - foreign currency translation adjustment	955	(105)	(998)	(137)
Comprehensive income (loss) attributable to the Company’s shareholders	195,243	(30,893)	38,687	5,301

PARENT COMPANY STATEMENT OF CASH FLOWS

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cash flows from operating activities
Net income (loss)	194,288	(30,788)	39,685	5,438
Equity in loss (earning) of subsidiaries	(198,340)	4,915	(54,431)	(7,457)
Change in fair value of warrant liabilities	(10,776)	(170)	-
Change in fair value of contingent consideration	(13,071)	5,624	-
Share based compensation	11,954	13,637	10,579	1,449
Changes in operating assets and liabilities
Prepaid expense and other current assets	72	425	(266)	(36)
Accrued expenses and other current liabilities	(662)	254	72	10
Net cash used in operating activities	(16,535)	(6,103)	(4,361)	(596)

Cash flows from financing activities
Due to related parties	35,771	29,294	(17,406)	(2,386)
Share repurchase	(16,482)	(2,734)	(736)	(101)
Net cash provided by (used in) financing activities	19,289	26,560	(18,142)	(2,487)

Net increase (decrease) in cash and cash equivalents	2,754	20,457	(22,503)	(3,083)
Cash and cash equivalents at beginning of the year	373	3,127	23,584	3,231
Cash and cash equivalents at end of the year	3,127	23,584	1,081	148